March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Floating Rate Income Trust (BGT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3- mo. CME Term SOFR + 3.85%), 8.17%, 05/15/37(a)(b)	$1,000	$ 1,003,608
Golub Capital Partners CLO Ltd., Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 9.80%, 04/25/36(a)(b)	1,000	1,005,172
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3-mo. CME Term SOFR + 5.00%), 9.29%, 04/20/36(a)(b)	1,000	1,005,014
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 9.74%, 04/20/36(a)(b)	1,000	1,004,545
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3- mo. CME Term SOFR + 4.25%), 8.54%, 04/20/37(a)(b)	1,880	1,893,196
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 7.07%, 01/05/38(a)(b)	1,000	997,851
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.44%, 04/20/36(a)(b)	1,000	1,004,264
Total Asset-Backed Securities — 2.4% (Cost: $7,880,000)		7,913,650

	Shares
Common Stocks
Automobile Components — 0.0%
Lear Corp.	178	15,703
Construction & Engineering — 0.0%
Mcdermott International Ltd.(c)	613	10,115
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $52,679)(c)(d)	4,192	318,592
Financial Services — 0.3%
Aimbridge Acquisition Co., Inc.(c)(e)	10,658	708,758
NMG Parent LLC	2,218	238,226
		946,984
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	902	1,805
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $259,436)(c)(d)	8,353	88,400
Household Products — 0.0%
Berkline Benchcraft Equity LLC(c)(e)	6,155	—
Industrial Conglomerates(e) — 0.0%
Ameriforge Group, Inc.	832	—
SVP SINGER(c)	10,903	51,789
		51,789
IT Services — 0.1%
Travelport Finance Luxembourg SARL(c)(e)	165	462,955
Trading Companies & Distributors — 0.1%
TMK Hawk Parent Corp.(c)(e)	14,592	145,916
Security	Shares	Value
Transportation Infrastructure — 0.1%
Incora Top Holdco LLC(e)	13,201	$ 330,025
Total Common Stocks — 0.7% (Cost: $3,853,335)		2,372,284

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 0.00%, 11/15/26(c)(e)(f)	$926	—
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	32	31,807
WR Grace Holdings LLC, 5.63%, 08/15/29	409	351,988
		383,795
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	154	146,916
Diversified REITs — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)	85	84,978
Diversified Telecommunication Services(b) — 0.2%
Level 3 Financing, Inc., 11.00%, 11/15/29	322	358,716
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(f)(g)	207	63,266
Zayo Group Holdings, Inc., 6.13%, 03/01/28	155	128,921
		550,903
Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 11/10/21(c)(e)(f)	1,050	—
Entertainment(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29	240	220,592
Odeon Finco PLC, 12.75%, 11/01/27	374	390,875
		611,467
Environmental, Maintenance & Security Service — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(b)	742	701,020
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(g)	292	317,393
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)	395	341,516
Household Durables — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29(b)	193	106,132
Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/22(a)(c)(e)(f)	400	—
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)	220	219,124

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services(b) — 0.1%
Uber Technologies, Inc.
6.25%, 01/15/28	$137	$ 137,824
4.50%, 08/15/29	235	230,851
		368,675
Machinery(b) — 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29	216	216,401
Vertiv Group Corp., 4.13%, 11/15/28	556	529,291
		745,692
Media(b) — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26	353	302,030
Sinclair Television Group, Inc., 8.13%, 02/15/33	167	164,793
		466,823
Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28(b)	285	315,566
Software(b) — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30	490	459,626
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29	118	103,530
Cloud Software Group, Inc., 9.00%, 09/30/29	379	378,010
Ellucian Holdings, Inc., 6.50%, 12/01/29	219	215,371
		1,156,537
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33(e)	277	59,214
Total Corporate Bonds — 2.0% (Cost: $6,752,584)		6,575,751
Fixed Rate Loan Interests
Commercial Services & Supplies — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31	36	21,488
Internet Software & Services — 0.1%
Abe Investment Holdings, Inc., 2025 USD Term Loan B, 11.25%, 02/21/30(e)	283	280,877
IT Services — 0.4%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31(e)	1,140	1,132,875
Software — 0.2%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31	715	703,522
Total Fixed Rate Loan Interests — 0.7% (Cost: $2,174,299)		2,138,762
Floating Rate Loan Interests(a)
Advertising Agencies — 0.3%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28	439	435,143
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.32%, 02/07/31	289	288,060
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29	173	172,189
		895,392
Security	Par (000)	Value
Aerospace & Defense — 2.6%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30	$760	$ 753,333
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 8.43%, 08/03/29	780	776,552
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	1,482	1,477,371
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	564	562,042
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32	380	377,150
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/26/32	416	410,386
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.60%), 9.92%, 04/09/26	444	441,830
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29	135	134,539
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31	215	213,566
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31	2,845	2,826,957
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32	581	577,646
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30	72	72,106
		8,623,478
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30	148	145,856
Automobile Components — 1.2%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/06/30	1,991	1,960,678
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32	923	908,001
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.54%, 01/17/32	71	70,379
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.44%, 01/31/28	287	280,900
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28	771	749,219
		3,969,177
Banks — 0.4%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 08/02/28	1,319	1,307,455
Beverages — 0.5%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30	887	194,789
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.40%, 01/24/29	1,401	715,640
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28	568	565,628
		1,476,057
Building Materials — 3.5%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.81%, 05/17/28	290	189,526
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 09/19/31(e)	$560	$ 560,595
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.67%, 11/03/28	1,869	1,850,192
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.82%, 10/02/28	592	583,327
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 08/04/31	1,050	1,039,039
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30	1,327	1,313,302
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.32%, 03/08/29	511	489,596
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29	771	718,894
Potters Borrower LP, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 12/14/27	319	318,547
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.57%, 03/19/29	538	532,173
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32	1,541	1,522,123
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, (1- mo. CME Term SOFR + 3.00%), 7.32%, 04/02/29(e)	264	261,508
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/22/28	328	327,238
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31	1,743	1,654,439
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28	68	68,177
		11,428,676
Building Products — 1.4%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/19/28	880	878,684
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 8.55%, 01/29/31	1,487	1,348,172
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31	327	323,809
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/12/30	190	189,848
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29	1,798	1,739,980
		4,480,493
Capital Markets — 2.8%
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/09/30	372	367,958
Citadel Securities Global Holdings LLC, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	917	915,287
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 05/17/31	522	517,761
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 05/19/31	1,024	1,013,033
Security	Par (000)	Value
Capital Markets (continued)
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	$1,801	$ 1,705,346
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28	650	619,294
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/07/28	505	503,119
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/27/29	376	375,662
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/15/31	917	907,487
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30	144	141,957
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/15/31	1,133	1,118,737
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31	451	448,990
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/17/28	716	710,367
		9,344,998
Chemicals — 3.9%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29	769	767,086
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 08/18/28	699	696,434
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30	1,262	1,251,552
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.04%, 10/04/29	104	102,605
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 06/12/31	1,045	1,027,404
Element Solutions, Inc., 1st Lien, Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.07%, 12/18/30	967	963,404
Fortis 333, Inc., USD Term Loan B, 02/06/32(e)(h)	352	348,920
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 02/15/30	177	176,425
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28	846	776,917
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/18/30	411	393,869
INEOS US Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 10/07/31(e)	357	333,795
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 11/26/31(e)	600	597,999
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28	1,348	1,338,614
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 04/03/28	756	752,757
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 12/31/26	1,066	927,826
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.32%, 12/31/26	120	123,867

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31	$346	$ 345,135
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30	1,010	1,001,111
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28	843	833,776
		12,759,496
Commercial Services & Supplies — 8.2%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 08/16/29	1,220	1,219,038
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28	1,202	1,200,846
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28	2,602	2,597,754
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/03/29	1,318	1,312,455
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27	397	386,790
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31	2,092	2,085,770
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/24/28	958	956,220
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/31/31	1,398	1,378,589
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29	962	862,542
CHG Healthcare Services Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 09/29/28	617	615,534
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 10/01/31	2,074	2,066,494
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29	310	308,937
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 08/01/29	802	801,021
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(e)	245	243,852
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.29%, 07/31/30	294	245,523
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/01/29	728	724,987
Grant Thornton Advisors Holdings LLC
2025 Delayed Draw Term Loan, 06/02/31(h)	2	2,101
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 06/02/31	380	378,023
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.94%, 06/30/28	701	537,921
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.94%, 06/30/28	137	105,269
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.82%, 03/06/28	472	195,996
Security	Par (000)	Value
Commercial Services & Supplies (continued)
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30	$533	$ 531,394
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.30%, 08/11/28	134	132,761
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28	1,632	1,619,729
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 07/25/30	408	404,894
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/26/31	372	371,759
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30	442	439,462
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/07/32	364	359,253
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/19/31	348	343,351
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 11/14/30	50	50,301
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30	949	946,725
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%), 6.32%, 06/30/29	1,122	672,960
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.42%, 11/02/27	438	410,928
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.30%, 11/30/30	341	338,867
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31	917	912,465
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28	414	195,120
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31	1,135	1,116,633
		27,072,264
Construction & Engineering — 2.0%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31	1,378	1,366,679
Arcosa Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 08/12/31	489	487,936
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/01/30	2,194	2,070,459
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31	871	865,251
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 07/01/31	1,207	1,198,786
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31	197	196,107
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 10/17/31	132	130,900
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.57%, 12/18/28	258	255,015
		6,571,133
Consumer Finance — 2.6%
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31	2,381	2,362,154
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Citrin Cooperman Advisors LLC(h)
2025 Delayed Draw Term Loan, 03/06/32	$33	$ 32,387
2025 Term Loan B, 03/06/32	506	502,004
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 04/28/28	1,772	1,765,682
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/17/31	1,106	1,097,395
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31	1,226	1,222,207
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31	1,125	1,120,828
WEX, Inc.
2024 Term Loan B2, 03/31/28(h)	225	223,594
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/05/32	295	292,050
		8,618,301
Containers & Packaging — 2.0%
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 11/29/30	2,367	2,362,480
Clydesdale Acquisition Holdings, Inc.(h)
2025 Delayed Draw Term Loan, 03/26/32	14	14,093
2025 Term Loan B, 03/26/32	811	806,141
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28	997	823,765
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27	817	813,271
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 07/31/26	408	407,311
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.11%), 8.44%, 07/31/26	422	421,974
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28	779	751,012
		6,400,047
Diversified REITs — 0.3%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31	934	932,857
Diversified Telecommunication Services — 2.6%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.43%, 01/31/26(e)	928	844,280
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30	851	849,172
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 09/27/29	616	540,100
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 09/20/30	401	393,735
Level 3 Financing, Inc., 2025 Term Loan B, 03/27/32(h)	1,999	1,972,133
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/29	451	433,280
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30	$461	$ 442,272
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.32%, 06/01/28	75	75,141
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27	3,114	2,891,675
		8,441,788
Electric Utilities — 1.8%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/31/30	1,130	1,126,367
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31	487	485,232
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.56%, 12/15/27	703	701,703
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 05/22/31	225	224,711
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 04/16/31	950	946,835
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.44%, 01/21/28	644	644,829
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 12/15/31	421	419,665
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/03/31	565	564,244
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.07%, 12/20/30	891	887,725
		6,001,311
Electronic Equipment, Instruments & Components — 0.6%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31	274	273,587
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 07/02/29	1,093	1,090,335
Roper Industrial Products Investment Co., 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29	718	713,250
		2,077,172
Entertainment — 6.1%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.80%, 10/02/28	888	788,479
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/31	2,009	1,992,066
Term Loan B, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/30	629	624,223
Crown Finance US, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31	424	421,212
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31	1,182	1,178,994
2024 Term Loan B2, 09/30/31(h)	592	590,694

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 03/04/32	$602	$ 597,864
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30	650	647,791
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32	2,164	2,159,953
Flutter Financing BV, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30	2,418	2,401,788
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29	508	499,986
Herschend Entertainment Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.00%), 7.32%, 08/27/28	102	101,913
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 04/14/29	689	686,740
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26	1,145	1,140,873
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29	848	812,979
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31(e)	440	436,492
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 05/03/29	894	892,919
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 04/04/29	257	255,034
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 12/04/31	333	329,962
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/01/31	206	205,614
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/31	1,447	1,442,842
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 01/24/31	1,829	1,821,046
		20,029,464
Environmental, Maintenance & Security Service — 3.0%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(e)	451	450,011
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/09/28	625	629,344
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/21/28	2,142	2,138,176
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32	1,388	1,372,732
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.30%, 10/17/30	429	428,302
Madison IAQ LLC
2025 Term Loan B, 03/28/32(e)(h)	1,014	1,003,860
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28	2,241	2,212,515
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.67%, 03/09/28	547	314,028
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28	686	683,317
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Reworld Holding Corp.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28	$533	$ 531,618
2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28	30	29,269
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28	53	52,629
		9,845,801
Financial Services — 0.2%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32	327	325,571
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28	413	414,107
		739,678
Food Products — 2.6%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/22/30	730	729,085
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27	2,495	2,493,029
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/17/31	2,740	2,719,495
H-Food Holdings LLC, 2018 Term Loan B, 05/23/25(h)	99	99,231
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29	611	609,012
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/03/31	581	581,938
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/28	339	340,850
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/29/32	982	977,973
		8,550,613
Ground Transportation — 0.7%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31	2,216	2,193,994
Health Care Equipment & Supplies — 2.5%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.42%, 11/08/27	73	72,978
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28	571	568,803
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27	1,371	1,364,972
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/23/28	4,878	4,866,837
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31	1,365	1,360,021
		8,233,611
Health Care Providers & Services — 2.5%
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/26/31(e)	234	233,826
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.07%, 11/01/28	$1,388	$ 1,384,132
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.61% PIK), 9.00%, 11/30/28(g)	697	542,715
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.04%, 08/31/28	389	394,127
2024 Third Out Term Loan C, 11/30/28(c)(e)(f)(h)	29	6,573
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 07/01/30	69	64,217
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	349	350,315
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.89%, 11/01/28	551	351,667
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.39%, 11/01/29	377	188,500
Opal Bidco SAS, 1st Lien, Term Loan B, 03/31/32(e)(h)	1,240	1,233,800
Phoenix Newco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 11/15/28	1,778	1,773,168
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.40%, 11/18/27	204	201,698
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30	743	708,409
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 12/19/30	807	805,976
		8,239,123
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/18/30	300	298,902
Hotels, Restaurants & Leisure — 4.5%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 09/20/30	1,307	1,292,692
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.94%, 03/11/30	122	118,849
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.93%, 03/11/30	137	136,020
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/31/30	566	564,743
Carnival Corp., 2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.32%, 08/08/27	384	382,909
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 07/22/30	1,131	1,114,772
Fender Musical Instruments Corp., 2021 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.42%, 12/01/28(e)	212	180,264
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 01/27/29	2,489	2,447,621
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/30/29	1,929	1,926,799
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30	$485	$ 484,311
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.82%, 12/15/27	1,164	1,155,776
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/05/29	289	288,715
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	117	112,240
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	66	63,701
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.42%, 06/30/28	33	31,949
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29	558	544,351
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29	163	158,002
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/14/31	1,238	1,229,766
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 08/03/28	1,868	1,859,016
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 05/24/30	834	833,159
		14,925,655
Household Durables — 1.6%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28	1,301	1,288,159
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32	1,761	1,678,073
Somnigroup International, Inc., 2024 Term Loan B, (3-mo. SOFR + 2.50%), 6.81%, 10/24/31	327	326,702
Springs Windows Fashions, LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28	989	808,466
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29	105	104,871
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27	1,046	1,010,382
		5,216,653
Household Products — 0.2%
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32	722	722,069
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.06%, 12/31/29(e)	139	115,666
Insurance — 8.9%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31	4,698	4,666,187
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 01/30/32	1,796	1,780,706
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 12/06/31	1,653	1,635,042

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.04%, 02/15/31	$1,279	$ 1,261,414
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 02/14/31	1,630	1,630,848
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 12/23/26	136	135,465
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28	689	650,334
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29	654	604,237
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 07/31/27	148	147,155
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.67%, 08/19/28	986	975,777
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/26/31	1,206	1,201,444
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 06/20/30	3,380	3,363,578
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/31	1,107	1,098,101
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 03/15/30	758	747,036
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/15/31	1,196	1,190,603
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 07/31/31	2,634	2,623,670
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31	1,505	1,493,312
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32	325	327,501
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30	1,224	1,211,454
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29	2,468	2,442,094
		29,185,958
Interactive Media & Services — 0.8%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28	674	637,441
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31	456	417,312
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31	1,502	1,498,245
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.05%, 07/20/28	143	143,058
		2,696,056
Internet Software & Services — 3.0%
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.80%, 11/08/32	920	912,994
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/12/29	1,889	1,877,788
Security	Par (000)	Value
Internet Software & Services (continued)
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.07%, 05/30/31	$885	$ 880,146
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/09/29	1,033	1,026,835
Hoya Midco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 02/03/29	571	561,135
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28	2,133	2,124,191
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30(e)	2,500	2,487,597
		9,870,686
IT Services — 3.4%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31	1,075	1,037,669
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/09/31	2,826	2,790,675
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31	386	384,930
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 03/22/32	1,758	1,750,318
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.30%, 07/27/28	337	304,195
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.55%, 07/27/28	408	206,327
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.54%, 07/27/28	130	131,412
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%), 5.79%, 07/27/28(c)(f)	656	178,698
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29	1,665	1,586,665
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29	299	222,318
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/01/28	1,200	1,065,770
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 08/31/28	1,572	1,558,587
		11,217,564
Machinery — 4.0%
Arcline FM Holdings LLC
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.80%, 06/23/28	1,390	1,380,795
2025 Term Loan, 06/24/30(h)	559	555,366
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.81%, 03/15/30	362	361,547
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(e)	191	189,677
Generac Power Systems, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/03/31	199	199,000
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.72%, 02/15/29	2,668	2,653,179
Madison Safety & Flow LLC, 1st Lien, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/26/31	411	410,199
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 04/05/29	1,008	1,005,396
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc.
2025 USD Term Loan B, 04/30/30(h)	$1,715	$ 1,709,186
USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.74%, 04/30/30	2,396	2,388,058
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27	1,529	1,524,288
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31	909	900,202
		13,276,893
Media — 2.0%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/07/30	848	843,191
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 12/15/31	591	588,262
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	1,041	976,413
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.55%, 08/02/27	185	184,674
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29	149	143,758
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 06/30/28	387	386,985
NEP Group, Inc.
2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 7.82%, 08/19/26	100	91,673
2023 Term Loan B, (1-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.32%, 08/19/26(g)	549	509,965
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26	1,591	1,358,821
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29	278	272,218
USD Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 01/31/28	609	591,796
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28	733	713,590
		6,661,346
Metals & Mining — 0.6%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/13/29	158	158,127
Covia Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32	208	207,156
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 03/11/32	1,534	1,532,082
		1,897,365
Oil, Gas & Consumable Fuels — 1.9%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/30	244	243,894
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.56%, 02/07/28	225	224,710
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.54%, 12/21/28	1,763	1,738,045
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 10/04/30	170	169,221
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 02/11/30	480	478,800
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
M6 ETX Holdings II Midco LLC
2025 Term Loan B, 04/01/32(h)	$378	$ 376,821
Term Loan B, (Prime + 3.50%), 11.00%, 09/19/29	161	160,616
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.19%, 01/31/28	385	385,096
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.79%, 10/30/28(e)	213	181,955
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 02/03/31	397	394,511
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31(e)	108	107,192
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28	1,865	1,862,390
		6,323,251
Paper & Forest Products — 0.4%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 09/07/27	1,257	1,254,546
Passenger Airlines — 1.5%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.54%, 04/20/28	564	556,825
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31	1,234	1,217,704
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27	164	162,146
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29	983	967,587
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/15/28	782	768,872
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.05%, 08/27/29	431	416,449
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 02/22/31	729	725,752
		4,815,335
Pharmaceuticals — 2.3%
1261229 BC Ltd., 2025 Term Loan B, 09/25/30(h)	1,245	1,195,200
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28	718	729,741
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.67%, 02/01/27	709	707,777
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27	620	618,482
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27	1,314	1,229,909
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR + 2.25%), 6.57%, 05/05/28	1,105	1,103,823
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 6.69%, 10/27/28	491	492,307
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31(e)	589	580,298
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 04/20/29	519	517,099

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	$87	$ 87,281
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 08/01/31	230	229,455
		7,491,372
Real Estate Management & Development — 0.5%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.94%, 06/04/29	333	321,244
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28	977	955,969
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 01/31/30	389	388,028
		1,665,241
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 07/06/29	452	450,645
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29	796	795,032
		1,245,677
Software — 15.6%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/24/31	2,230	2,227,494
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29	2,468	2,433,346
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 04/30/31	489	485,594
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/15/29	684	589,870
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 11/25/31	838	834,707
BMC Software Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 07/30/31	1,441	1,414,226
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30	466	463,283
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 01/23/32	1,599	1,595,440
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29	2,061	1,763,280
Clearwater Analytics LLC, 2025 Term Loan B, 02/07/32(e)(h)	223	221,885
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/30/29	2,461	2,436,147
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31	1,870	1,849,619
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29	427	405,829
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28	1,294	1,274,353
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31	1,207	1,179,687
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/01/31(e)	1,144	1,138,645
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31	451	432,126
Security	Par (000)	Value
Software (continued)
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29	$3,403	$ 3,394,265
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/09/29	1,707	1,702,192
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32	352	356,692
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.07%, 05/30/31	1,810	1,804,386
Flexera Software LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.30%, 03/03/28	314	312,299
Gen Digital, Inc., 2025 Term Loan B, 02/13/32(h)	202	199,829
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/32	3,081	3,044,420
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/27/28	1,853	1,850,520
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31	1,398	1,379,969
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/17/32	329	319,623
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.79%, 07/01/31	417	402,975
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27	148	146,109
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28	904	894,601
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 11/03/31	487	485,509
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.30%, 06/02/28	1,719	1,642,025
Project Alpha Intermediate Holding, Inc.(h)
2024 1st Lien Term Loan B, 10/28/30	229	228,179
2024 Add-on Term Loan B, 10/28/30	172	171,498
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31	954	947,822
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30(e)	1,256	1,246,894
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28	1,290	1,271,492
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 05/15/28	427	423,631
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/09/31	1,965	1,962,599
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 02/10/31	2,633	2,626,468
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 04/12/31	1,632	1,630,095
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/22/29	296	294,869
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/26/31	$1,192	$ 1,187,912
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 09/28/29	580	576,052
		51,248,456
Specialty Retail — 0.5%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 04/23/31	549	544,774
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28	580	569,085
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 10/20/28	258	249,124
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.91%, 06/29/28	306	284,311
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.31%, 12/21/27	230	118,175
		1,765,469
Technology Hardware, Storage & Peripherals — 0.5%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28	2,159	1,285,170
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28	439	261,403
		1,546,573
Textiles, Apparel & Luxury Goods — 0.5%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 12/21/28	868	847,509
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/13/32	620	612,510
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(e)	318	317,305
		1,777,324
Trading Companies & Distributors — 2.2%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31	990	987,903
Core & Main LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28	2,129	2,123,856
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31	483	480,713
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 07/02/31(e)	812	807,073
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.07%, 06/04/31	1,218	1,204,250
Security	Par (000)	Value
Trading Companies & Distributors (continued)
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.30%, 10/28/27	$615	$ 515,274
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31	979	961,664
		7,080,733
Transportation Infrastructure — 0.2%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.67%, 12/15/26	511	508,341
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29	646	255,316
		763,657
Wireless Telecommunication Services — 0.8%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.80%, 08/15/28	1,393	1,245,831
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.19%, 04/30/28	568	530,257
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.75%, 09/01/28	356	307,539
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 05/30/30	288	261,961
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29	307	285,349
		2,630,937
Total Floating Rate Loan Interests — 110.7% (Cost: $371,880,278)		364,071,619

	Shares
Investment Companies
Equity Funds — 1.5%
Hearthside Equity	3,803	65,415
SPDR Blackstone Senior Loan ETF	120,000	4,935,600
		5,001,015
Fixed Income Funds — 8.2%
Invesco Senior Loan ETF	540,400	11,186,280
iShares 0-5 Year High Yield Corporate Bond ETF(i)	5,000	212,600
iShares Broad USD High Yield Corporate Bond ETF(i)	175,000	6,441,750
iShares iBoxx $ High Yield Corporate Bond ETF(i)	113,000	8,914,570
		26,755,200
Total Investment Companies — 9.7% (Cost: $31,943,416)		31,756,215

Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(e)(j)	$991	—

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Benefical Interest (000)	Value
Industrial Conglomerates — 0.0%
Millennium Corp.(e)(j)	$930	$ —
Total Other Interests — 0.0% (Cost: $ — )		—

	Shares
Preferred Securities
Preferred Stocks — 0.0%(c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	207	46,501
IT Services — 0.0%
Veritas Kapital Assurance PLC
Series G	1,121	25,786
Series G-1	774	17,805
		43,591
		90,092
Total Preferred Securities — 0.0% (Cost: $184,682)		90,092
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	1,675	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 126.2% (Cost: $424,668,594)		414,918,373
Liabilities in Excess of Other Assets — (26.2)%		(86,015,917)
Net Assets — 100.0%		$ 328,902,456

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $406,992, representing 0.1% of its net assets as of period end, and an original cost of $312,115.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Affiliate of the Trust.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ —	$ 14,588,838	$ (14,588,838)	$ —	$ —	$ —	—	$ 5,335	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	213,050	—	—	—	(450)	212,600	5,000	2,557	—
iShares Broad USD High Yield Corporate Bond ETF	—	6,467,412	—	—	(25,662)	6,441,750	175,000	56,083	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,202,200	6,688,650	—	—	23,720	8,914,570	113,000	82,996	—
				$ —	$ (2,392)	$ 15,568,920		$ 146,971	$ —

(a)	As of period end, the entity is no longer held.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,262	GBP	18,000	HSBC Bank PLC	06/18/25	$ 13
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	4,000	$ 220,187	$ 319,301	$ (99,114)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	09/20/25	USD	5,000	$ (61,139)	$ (21,765)	$ (39,374)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 7,913,650	$ —	$ 7,913,650
Common Stocks
Automobile Components	15,703	—	—	15,703
Construction & Engineering	—	10,115	—	10,115
Entertainment	—	318,592	—	318,592
Financial Services	—	238,226	708,758	946,984
Ground Transportation	—	1,805	—	1,805

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Providers & Services	$ —	$ 88,400	$ —	$ 88,400
Household Products	—	—	—	—
Industrial Conglomerates	—	—	51,789	51,789
IT Services	—	—	462,955	462,955
Trading Companies & Distributors	—	—	145,916	145,916
Transportation Infrastructure	—	—	330,025	330,025
Corporate Bonds	—	6,516,537	59,214	6,575,751
Fixed Rate Loan Interests	—	725,010	1,413,752	2,138,762
Floating Rate Loan Interests	—	349,842,426	14,229,193	364,071,619
Investment Companies
Equity Funds	4,935,600	65,415	—	5,001,015
Fixed Income Funds	26,755,200	—	—	26,755,200
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	90,092	—	90,092
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests(a)	—	418	—	418
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(850)	—	(850)
	$31,706,503	$365,809,836	$17,401,602	$414,917,941
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 13	$ —	$ 13
Liabilities
Credit Contracts	—	(99,114)	—	(99,114)
Interest Rate Contracts	—	(39,374)	—	(39,374)
	$—	$(138,475)	$—	$(138,475)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $76,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 994,251	$ 138,839	$ 1,620,655	$ 15,206,471	$ — (a)	$ 37,905	$ 17,998,121
Transfers into Level 3(b)	—	—	—	4,408,265	—	—	4,408,265
Transfers out of Level 3(c)	(310,208)	—	—	(7,866,961)	—	(37,905)	(8,215,074)
Accrued discounts/premiums	—	899	357	2,383	—	—	3,639
Net realized gain (loss)	—	69	4,011	(118)	—	—	3,962
Net change in unrealized appreciation (depreciation)(d)	(448,894)	(66,058)	(4,850)	(105,148)	—	—	(624,950)
Purchases	1,464,294	139,454	283,000	6,989,270	—	—	8,876,018
Sales	—	(153,989)	(489,421)	(4,404,969)	—	—	(5,048,379)
Closing balance, as of March 31, 2025	$ 1,699,443	$ 59,214	$ 1,413,752	$ 14,229,193	$ — (a)	$ —	$ 17,401,602
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(d)	$ (448,894)	$ (80,689)	$ (9,248)	$ (73,664)	$ —	$ —	$ (612,495)

(a)	Rounds to less than $1.
(b)
As of December 31, 2024, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2025, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2024, the Trust used significant unobservable inputs in determining the value of certain investments. As of March 31, 2025, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Trust (BGT)

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt